Distribution Date:	04/17/24	JPMCC Commercial Mortgage Securities Trust 2017-JP5
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-JP5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	LNR Securities Holdings, LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46647TAN8	2.086000%	43,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46647TAP3	3.239700%	82,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46647TAQ1	3.342200%	38,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46647TAR9	3.456900%	135,000,000.00	68,520,735.10	0.00	197,391.11	0.00	0.00	197,391.11	68,520,735.10	38.16%	30.00%
A-5	46647TAS7	3.723200%	396,306,000.00	396,306,000.00	0.00	1,229,605.42	0.00	0.00	1,229,605.42	396,306,000.00	38.16%	30.00%
A-SB	46647TAT5	3.548900%	69,023,000.00	42,387,383.08	949,742.66	125,357.15	0.00	0.00	1,075,099.81	41,437,640.42	38.16%	30.00%
A-S	46647TAX6	3.875600%	71,044,000.00	71,044,000.00	0.00	229,448.44	0.00	0.00	229,448.44	71,044,000.00	29.48%	23.50%
B	46647TAY4	4.077400%	51,917,000.00	51,917,000.00	0.00	176,405.31	0.00	0.00	176,405.31	51,917,000.00	23.14%	18.75%
C	46647TAZ1	3.903399%	56,015,000.00	56,015,000.00	0.00	182,207.40	0.00	0.00	182,207.40	56,015,000.00	16.30%	13.63%
D	46647TAA6	4.653399%	36,888,000.00	36,888,000.00	0.00	143,045.47	0.00	0.00	143,045.47	36,888,000.00	11.79%	10.25%
D-RR	46647TAC2	4.653399%	27,325,000.00	27,325,000.00	0.00	105,961.77	0.00	0.00	105,961.77	27,325,000.00	8.45%	7.75%
E-RR	46647TAE8	4.653399%	28,691,000.00	28,691,000.00	0.00	111,258.88	0.00	0.00	111,258.88	28,691,000.00	4.95%	5.12%
F-RR*	46647TAG3	4.653399%	17,761,000.00	17,761,000.00	0.00	68,874.18	0.00	0.00	68,874.18	17,761,000.00	2.78%	3.50%
NR-RR	46647TAJ7	4.653399%	38,254,046.00	22,761,506.61	0.00	9,567.19	0.00	0.00	9,567.19	22,761,506.61	0.00%	0.00%
R	46647TAL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,092,982,046.01	819,616,624.79	949,742.66	2,579,122.32	0.00	0.00	3,528,864.98	818,666,882.13

X-A	46647TAU2	0.955807%	836,131,000.00	578,258,118.18	0.00	460,585.84	0.00	0.00	460,585.84	577,308,375.52
X-B	46647TAV0	0.575999%	51,917,000.00	51,917,000.00	0.00	24,920.10	0.00	0.00	24,920.10	51,917,000.00
X-C	46647TAW8	0.750000%	56,015,000.00	56,015,000.00	0.00	35,009.37	0.00	0.00	35,009.37	56,015,000.00
Notional SubTotal			944,063,000.00	686,190,118.18	0.00	520,515.31	0.00	0.00	520,515.31	685,240,375.52

Deal Distribution Total					949,742.66	3,099,637.63	0.00	0.00	4,049,380.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46647TAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46647TAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46647TAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46647TAR9	507.56100074	0.00000000	1.46215637	0.00000000	0.00000000	0.00000000	0.00000000	1.46215637	507.56100074
A-5	46647TAS7	1,000.00000000	0.00000000	3.10266668	0.00000000	0.00000000	0.00000000	0.00000000	3.10266668	1,000.00000000
A-SB	46647TAT5	614.10519798	13.75979978	1.81616490	0.00000000	0.00000000	0.00000000	0.00000000	15.57596468	600.34539820
A-S	46647TAX6	1,000.00000000	0.00000000	3.22966669	0.00000000	0.00000000	0.00000000	0.00000000	3.22966669	1,000.00000000
B	46647TAY4	1,000.00000000	0.00000000	3.39783327	0.00000000	0.00000000	0.00000000	0.00000000	3.39783327	1,000.00000000
C	46647TAZ1	1,000.00000000	0.00000000	3.25283228	0.00000000	0.00000000	0.00000000	0.00000000	3.25283228	1,000.00000000
D	46647TAA6	1,000.00000000	0.00000000	3.87783209	0.00000000	0.00000000	0.00000000	0.00000000	3.87783209	1,000.00000000
D-RR	46647TAC2	1,000.00000000	0.00000000	3.87783239	0.00000000	0.00000000	0.00000000	0.00000000	3.87783239	1,000.00000000
E-RR	46647TAE8	1,000.00000000	0.00000000	3.87783207	0.00000000	0.00000000	0.00000000	0.00000000	3.87783207	1,000.00000000
F-RR	46647TAG3	1,000.00000000	0.00000000	3.87783233	0.00000000	0.00000000	0.00000000	0.00000000	3.87783233	1,000.00000000
NR-RR	46647TAJ7	595.00912949	0.00000000	0.25009616	2.05724932	66.26821905	0.00000000	0.00000000	0.25009616	595.00912949
R	46647TAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46647TAU2	691.58794277	0.00000000	0.55085368	0.00000000	0.00000000	0.00000000	0.00000000	0.55085368	690.45206495
X-B	46647TAV0	1,000.00000000	0.00000000	0.47999884	0.00000000	0.00000000	0.00000000	0.00000000	0.47999884	1,000.00000000
X-C	46647TAW8	1,000.00000000	0.00000000	0.62499991	0.00000000	0.00000000	0.00000000	0.00000000	0.62499991	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/24 - 03/30/24	30	0.00	197,391.11	0.00	197,391.11	0.00	0.00	0.00	197,391.11	0.00
A-5	03/01/24 - 03/30/24	30	0.00	1,229,605.42	0.00	1,229,605.42	0.00	0.00	0.00	1,229,605.42	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	125,357.15	0.00	125,357.15	0.00	0.00	0.00	125,357.15	0.00
X-A	03/01/24 - 03/30/24	30	0.00	460,585.84	0.00	460,585.84	0.00	0.00	0.00	460,585.84	0.00
X-B	03/01/24 - 03/30/24	30	0.00	24,920.10	0.00	24,920.10	0.00	0.00	0.00	24,920.10	0.00
X-C	03/01/24 - 03/30/24	30	0.00	35,009.37	0.00	35,009.37	0.00	0.00	0.00	35,009.37	0.00
A-S	03/01/24 - 03/30/24	30	0.00	229,448.44	0.00	229,448.44	0.00	0.00	0.00	229,448.44	0.00
B	03/01/24 - 03/30/24	30	0.00	176,405.31	0.00	176,405.31	0.00	0.00	0.00	176,405.31	0.00
C	03/01/24 - 03/30/24	30	0.00	182,207.40	0.00	182,207.40	0.00	0.00	0.00	182,207.40	0.00
D	03/01/24 - 03/30/24	30	0.00	143,045.47	0.00	143,045.47	0.00	0.00	0.00	143,045.47	0.00
D-RR	03/01/24 - 03/30/24	30	0.00	105,961.77	0.00	105,961.77	0.00	0.00	0.00	105,961.77	0.00
E-RR	03/01/24 - 03/30/24	30	0.00	111,258.88	0.00	111,258.88	0.00	0.00	0.00	111,258.88	0.00
F-RR	03/01/24 - 03/30/24	30	0.00	68,874.18	0.00	68,874.18	0.00	0.00	0.00	68,874.18	0.00
NR-RR	03/01/24 - 03/30/24	30	2,446,840.95	88,265.30	0.00	88,265.30	78,698.11	0.00	0.00	9,567.19	2,535,027.50
Totals			2,446,840.95	3,178,335.74	0.00	3,178,335.74	78,698.11	0.00	0.00	3,099,637.63	2,535,027.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,049,380.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,193,189.63	Master Servicing Fee	8,933.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,164.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.89
ARD Interest	0.00	Operating Advisor Fee	1,127.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	276.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,193,189.63	Total Fees	14,853.88

Principal		Expenses/Reimbursements
Scheduled Principal	949,742.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	54,712.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,985.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	949,742.66	Total Expenses/Reimbursements	78,698.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,099,637.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	949,742.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,049,380.29
Total Funds Collected	4,142,932.29	Total Funds Distributed	4,142,932.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	819,616,624.79	819,616,624.79	Beginning Certificate Balance	819,616,624.79
(-) Scheduled Principal Collections	949,742.66	949,742.66	(-) Principal Distributions	949,742.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	818,666,882.13	818,666,882.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	820,977,129.51	820,977,129.51	Ending Certificate Balance	818,666,882.13
Ending Actual Collateral Balance	820,141,587.68	820,141,587.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP
	9,999,999 or less	11	61,161,403.08	7.47%	33	5.3440	1.621684	1.24 or less	6	158,303,860.90	19.34%	33	5.0729	0.856595
10,000,000 to 19,999,999		5	80,018,570.64	9.77%	34	4.9917	1.405574	1.25 to 1.74	14	256,995,661.71	31.39%	28	4.8330	1.473984
20,000,000 to 24,999,999		1	21,516,684.45	2.63%	34	4.7580	1.360000	1.75 to 2.24	5	196,092,201.65	23.95%	34	3.7761	2.107036
25,000,000 to 49,999,999		7	243,921,747.53	29.79%	27	4.7440	1.936318	2.25 to 2.74	1	5,700,000.00	0.70%	34	5.2150	2.410000
	50,000,000 or greater	6	393,402,869.00	48.05%	33	4.1229	2.210778	2.75 or greater	4	182,929,550.44	22.34%	32	4.3320	3.507556
	Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229	Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	18,645,607.43	2.28%	33	5.1523	NAP
							Defeased	18	18,645,607.43	2.28%	33	5.1523	NAP
Alabama	1	8,172,635.29	1.00%	33	5.4000	1.420000
							Industrial	1	5,700,000.00	0.70%	34	5.2150	2.410000
Arizona	1	5,405,387.98	0.66%	33	5.2100	1.390000
							Lodging	5	141,179,649.27	17.25%	32	4.5367	3.459109
California	4	215,777,413.61	26.36%	33	3.7065	2.390081
							Mixed Use	3	106,195,432.72	12.97%	33	4.8935	1.217388
Connecticut	1	51,000,000.00	6.23%	33	4.9700	1.560000
							Multi-Family	1	5,436,224.56	0.66%	34	5.5190	1.730000
Florida	4	83,773,523.11	10.23%	33	4.7549	1.294075
							Office	10	349,494,656.92	42.69%	30	4.3174	1.784176
Georgia	1	17,398,514.87	2.13%	32	4.7200	1.260000
							Retail	10	192,015,311.23	23.45%	33	4.5776	1.659332
Hawaii	2	115,784,391.06	14.14%	32	4.3882	3.783574
							Totals	48	818,666,882.13	100.00%	31	4.5242	1.972229
Illinois	1	57,056,027.69	6.97%	32	4.9600	0.620000

Maryland	1	31,004,406.57	3.79%	33	4.7750	1.460000

Massachusetts	1	29,968,813.52	3.66%	33	5.7520	1.050000

Michigan	1	19,462,292.93	2.38%	34	5.2300	1.400000

Nevada	1	18,172,443.47	2.22%	34	5.0700	1.290000

New Jersey	1	34,390,613.27	4.20%	33	4.4750	1.870000

North Carolina	1	14,554,747.07	1.78%	34	5.0230	1.850000

Ohio	2	12,070,973.81	1.47%	34	5.4536	1.317766

Oklahoma	1	6,152,970.97	0.75%	34	4.8700	1.410000

South Carolina	1	5,195,351.76	0.63%	32	5.4860	1.300000

Texas	3	31,027,753.05	3.79%	34	4.9698	1.677367

Virginia	1	38,000,000.00	4.64%	(4)	4.2000	1.490000

Wisconsin	1	5,653,014.67	0.69%	33	5.5200	1.080000

Totals	48	818,666,882.13	100.00%	31	4.5242	1.972229

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP
	3.99999% or less	2	143,846,841.31	17.57%	34	3.4478	2.195610	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	213,890,613.27	26.13%	26	4.2219	2.617649	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	305,117,091.02	37.27%	33	4.8260	1.663760	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	14	137,166,729.10	16.75%	33	5.3679	1.455105	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229	49 months or greater	30	800,021,274.70	97.72%	31	4.5096	1.978642
								Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP
	114 months or less	30	800,021,274.70	97.72%	31	4.5096	1.978642	Interest Only	7	308,500,000.00	37.68%	27	4.2053	2.416214
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	23	491,521,274.70	60.04%	34	4.7006	1.704003
	Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,645,607.43	2.28%	33	5.1523	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	742,965,247.01	90.75%	31	4.4750	2.082979
	13 months to 24 months	1	57,056,027.69	6.97%	32	4.9600	0.620000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	818,666,882.13	100.00%	31	4.5242	1.972229
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312222	LO	Honolulu	HI	Actual/360	4.199%	289,298.89	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	04/01/24
2	30312223	OF	Sunnyvale	CA	Actual/360	3.319%	214,435.97	173,401.43	0.00	N/A	04/01/27	--	75,020,242.74	74,846,841.31	04/01/24
4	30312226	RT	Fresno	CA	Actual/360	3.587%	213,127.58	0.00	0.00	N/A	11/01/26	--	69,000,000.00	69,000,000.00	04/01/24
5	30312227	OF	Rosemont	IL	Actual/360	4.960%	244,133.47	103,213.31	0.00	N/A	12/01/26	--	57,159,241.00	57,056,027.69	05/01/23
6	30312228	OF	San Francisco	CA	Actual/360	4.123%	218,347.21	0.00	0.00	N/A	01/01/27	--	61,500,000.00	61,500,000.00	04/01/24
7	30312229	MU	Largo	FL	Actual/360	4.744%	198,745.77	90,567.82	0.00	N/A	01/01/27	--	48,651,251.29	48,560,683.47	04/01/24
8	30312230	MU	Stamford	CT	Actual/360	4.970%	218,265.83	0.00	0.00	N/A	01/01/27	--	51,000,000.00	51,000,000.00	04/01/24
9	30312232	OF	Newark	NJ	Actual/360	4.475%	132,908.41	99,945.65	0.00	N/A	01/01/27	--	34,490,558.92	34,390,613.27	04/01/24
10	30312233	LO	Kailua-Kona	HI	Actual/360	4.810%	148,450.37	56,352.39	0.00	N/A	02/01/27	--	35,840,743.45	35,784,391.06	04/01/24
12	30312235	OF	Reston	VA	Actual/360	4.200%	137,433.33	0.00	0.00	N/A	12/01/23	--	38,000,000.00	38,000,000.00	01/01/24
13	30312236	RT	Leominster	MA	Actual/360	5.752%	148,671.01	46,868.46	0.00	N/A	01/01/27	--	30,015,681.98	29,968,813.52	04/05/24
14	30312237	OF	Rockville	MD	Actual/360	4.775%	127,674.36	46,274.77	0.00	N/A	01/01/27	--	31,050,681.34	31,004,406.57	04/01/24
16	30312239	RT	Miami Lakes	FL	Actual/360	4.606%	104,164.67	49,736.23	0.00	N/A	02/01/27	--	26,262,575.87	26,212,839.64	04/01/24
17	30312240	RT	San Antonio	TX	Actual/360	4.758%	88,298.39	34,402.08	0.00	N/A	02/01/27	--	21,551,086.53	21,516,684.45	04/01/24
18	30312241	OF	Troy	MI	Actual/360	5.230%	87,778.84	28,474.90	0.00	N/A	02/06/27	--	19,490,767.83	19,462,292.93	04/06/24
19	30312242	RT	Las Vegas	NV	Actual/360	5.070%	79,457.53	27,411.27	0.00	N/A	02/06/27	--	18,199,854.74	18,172,443.47	04/06/24
20	30312243	OF	Duluth	GA	Actual/360	4.720%	70,822.55	26,387.64	0.00	N/A	12/01/26	--	17,424,902.51	17,398,514.87	04/01/24
21	30312244	LO	Durham	NC	Actual/360	5.023%	63,065.88	25,741.77	0.00	N/A	02/06/27	--	14,580,488.84	14,554,747.07	04/06/24
26	30312249	OF	West Covina	CA	Actual/360	4.820%	43,371.30	18,944.88	0.00	N/A	03/06/27	--	10,449,517.18	10,430,572.30	04/06/24
27	30312250	MF	Various	IL	Actual/360	5.260%	39,544.43	10,209.66	0.00	N/A	01/06/27	--	8,730,524.93	8,720,315.27	04/06/24
28	30312251	RT	McCalla	AL	Actual/360	5.400%	38,056.87	11,638.61	0.00	N/A	01/06/27	--	8,184,273.90	8,172,635.29	04/06/24
29	30312252	MU	Cincinnati	OH	Actual/360	5.400%	30,902.68	10,987.52	0.00	N/A	02/06/27	--	6,645,736.77	6,634,749.25	10/06/21
30	30312253	RT	Enid	OK	Actual/360	4.870%	25,840.77	8,966.45	0.00	N/A	02/06/27	--	6,161,937.42	6,152,970.97	04/06/24
31	30312254	MF	Cuyahoga Falls	OH	Actual/360	5.519%	25,901.00	13,780.86	0.00	N/A	02/06/27	--	5,450,005.42	5,436,224.56	04/06/24
33	30312256	RT	Lake Geneva	WI	Actual/360	5.520%	26,914.49	9,219.83	0.00	N/A	01/06/27	--	5,662,234.50	5,653,014.67	04/06/24
34	30312257	LO	Huntsville	TX	Actual/360	5.455%	26,561.11	9,314.41	0.00	N/A	01/06/27	--	5,654,473.79	5,645,159.38	04/06/24
35	30312258	LO	Orangeburg	SC	Actual/360	5.486%	24,606.50	13,415.11	0.00	N/A	12/06/26	--	5,208,766.87	5,195,351.76	04/06/24
36	30312259	OF	Scottsdale	AZ	Actual/360	5.210%	24,287.84	8,283.59	0.00	N/A	01/06/27	--	5,413,671.57	5,405,387.98	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	30312260	MF	Houston	TX	Actual/360	5.268%	22,423.24	12,995.06	0.00	N/A	01/06/27	--	4,943,032.43	4,930,037.37	04/06/24
38	30312261	IN	Sunrise	FL	Actual/360	5.215%	25,596.96	0.00	0.00	N/A	02/06/27	--	5,700,000.00	5,700,000.00	04/06/24
39	30312262	IN	Dallas	TX	Actual/360	4.850%	20,890.58	6,813.24	0.00	N/A	02/06/27	--	5,002,068.03	4,995,254.79	04/06/24
40	30312263	RT	Houston	TX	Actual/360	5.440%	18,139.60	6,395.72	0.00	N/A	01/06/27	--	3,872,304.94	3,865,909.22	04/06/24
41	30312264	RT	Cooper City	FL	Actual/360	5.304%	15,072.20	0.00	0.00	N/A	01/06/27	--	3,300,000.00	3,300,000.00	04/06/24
Totals							3,193,189.63	949,742.66	0.00				819,616,624.79	818,666,882.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	176,888,327.50	191,812,810.10	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	30,896,610.42	32,662,774.21	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	27,257,864.28	26,808,441.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,400,818.62	1,638,735.68	01/01/23	03/31/23	--	0.00	0.00	346,785.67	3,818,122.28	0.00	0.00
6	8,005,952.46	8,380,018.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,866,859.27	3,455,713.22	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,517,794.91	8,802,282.23	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,953,931.61	5,928,292.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,973,188.26	14,664,295.19	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,792,404.96	2,859,282.00	01/01/23	12/31/23	03/11/24	11,869,011.08	82,984.16	94,067.02	319,968.89	89,250.45	0.00
13	2,824,306.28	2,530,150.23	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,155,356.78	3,255,399.09	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,341,858.53	3,442,884.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,259,974.13	2,177,667.54	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,124,678.20	2,274,667.34	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,041,298.03	1,789,415.49	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,902,699.53	1,870,002.38	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,990,884.21	2,344,020.99	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,209,376.84	1,008,433.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,029,820.55	915,858.71	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	334,600.73	01/01/23	12/31/23	10/11/23	2,567,044.93	305,682.67	29,738.10	943,256.08	97,408.11	0.00
30	650,797.98	652,198.62	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	947,572.34	916,937.22	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	513,547.92	504,388.19	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,332,149.97	1,396,035.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	556,039.67	703,221.64	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	603,582.16	550,694.66	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	744,946.94	813,138.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	525,013.97	507,204.39	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	329,720.00	329,716.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	310,637,376.32	325,329,280.10				14,436,056.01	388,666.83	470,590.79	5,081,347.25	186,658.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	2	63,690,776.94	0	0.00	1	6,634,749.25	0	0.00	0	0.00	0	0.00	4.524206%	4.503168%	31
03/15/24	0	0.00	0	0.00	2	63,804,977.77	0	0.00	1	6,645,736.77	0	0.00	0	0.00	0	0.00	4.524335%	4.503289%	32
02/16/24	0	0.00	0	0.00	2	63,936,393.21	0	0.00	1	6,658,661.79	0	0.00	0	0.00	0	0.00	4.524496%	4.503442%	33
01/18/24	0	0.00	0	0.00	2	64,049,540.48	0	0.00	1	6,669,538.64	0	0.00	0	0.00	0	0.00	4.524622%	4.503560%	34
12/15/23	0	0.00	0	0.00	2	64,162,202.45	0	0.00	1	6,680,365.14	0	0.00	0	0.00	0	0.00	4.524747%	4.503678%	35
11/17/23	0	0.00	0	0.00	2	64,283,281.42	0	0.00	1	6,692,140.71	0	0.00	0	0.00	0	0.00	4.524887%	4.503811%	36
10/17/23	0	0.00	0	0.00	2	64,394,940.81	0	0.00	1	6,702,862.60	0	0.00	0	0.00	0	0.00	4.525009%	4.503926%	37
09/15/23	0	0.00	0	0.00	2	64,515,053.57	0	0.00	1	6,714,537.38	0	0.00	0	0.00	0	0.00	4.525147%	4.504057%	38
08/17/23	0	0.00	1	57,900,563.23	1	6,725,155.61	0	0.00	1	6,725,155.61	0	0.00	0	0.00	0	0.00	4.525267%	4.504170%	39
07/17/23	1	58,000,184.78	0	0.00	1	6,735,724.69	0	0.00	1	6,735,724.69	0	0.00	0	0.00	0	0.00	4.525386%	4.504281%	40
06/16/23	0	0.00	0	0.00	1	6,747,252.25	0	0.00	1	6,747,252.25	0	0.00	0	0.00	0	0.00	4.525521%	4.504409%	41
05/17/23	0	0.00	0	0.00	1	6,757,719.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.525637%	4.504518%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30312227	05/01/23	10	6	346,785.67	3,818,122.28	0.00	58,206,096.56	05/18/23	2
12	30312235	01/01/24	2	5	94,067.02	319,968.89	101,684.65	38,000,000.00	11/06/23	98
29	30312252	10/06/21	29	6	29,738.10	943,256.08	228,010.72	6,959,385.93	06/26/20	7			05/12/23
Totals					470,590.79	5,081,347.25	329,695.37	103,165,482.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,000,000	0	38,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		780,666,882	716,976,105	57,056,028		6,634,749
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	818,666,882	716,976,105	0	38,000,000	57,056,028	6,634,749
Mar-24	819,616,625	717,811,647	0	38,000,000	57,159,241	6,645,737
Feb-24	820,707,023	718,770,630	0	38,000,000	57,277,731	6,658,662
Jan-24	821,648,397	757,598,857	0	0	57,380,002	6,669,539
Dec-23	822,585,915	720,423,713	0	0	95,481,837	6,680,365
Nov-23	823,592,248	759,308,967	0	0	57,591,141	6,692,141
Oct-23	824,521,799	760,126,858	0	0	57,692,078	6,702,863
Sep-23	825,520,453	761,005,399	0	0	57,800,516	6,714,537
Aug-23	826,442,102	761,816,383	0	57,900,563	0	6,725,156
Jul-23	827,359,976	762,624,067	58,000,185	0	0	6,735,725
Jun-23	828,347,376	821,600,124	0	0	0	6,747,252
May-23	829,257,444	822,499,725	0	0	6,757,719	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30312227	57,056,027.69	58,206,096.56	101,000,000.00	08/09/23	1,268,969.43	0.62000	03/31/23	12/01/26	271
12	30312235	38,000,000.00	38,000,000.00	25,900,000.00	01/22/24	2,424,530.00	1.49000	12/31/23	12/01/23	I/O
29	30312252	6,634,749.25	6,959,385.93	5,700,000.00	05/25/23	329,105.37	0.98000	12/31/23	02/06/27	273
Totals		101,690,776.94	103,165,482.49	132,600,000.00		4,022,604.80

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	30312227	OF	IL	05/18/23	2

4/11/2024 - Loan transferred SS on 5/18/23 for imminent default due to cash flow issues. Borrower has stopped funding shortfalls. Lender filed foreclosure and will continue to discuss alternatives with Borrower.

12	30312235	OF	VA	11/06/23	98

4/11/2024 - Imminent default due to Borrower's inability to the loan off at maturity (12-1-2023). Collateral is a 195K SF office building located in Reston, VA. The subject lost several tenants during COVID. The Loan matured on 12/1/2023 and the

Borrower was unable to pay the Loan off at Maturity. Lender engaged counsel to pursue enforcement of remedies. Discussions with the Borrower are ongoing.

29	30312252	MU	OH	06/26/20	7

4/11/2024 - REO Title Date:5/9/2023: The collateral is a 39,619 SF two-story, mixed-use property built in 2007 in Montgomery, OH (14mi NE of CBD Cincinnati). The Property is comprised of four ground-floor retail tenants totaling 19,477 SF and eight second -floor office tenants totaling 20,376 SF. In addition, there is a 90-space parking garage under the building As of 3/29/24, the building is 63.5% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues:

Renovations the lobby an d 2nd floor common areas have been completed. Marketing: The property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30312244	15,615,452.21	5.02300%	15,615,452.21 5.02300%		8	09/15/20	09/15/20	09/30/20
23	30312246	14,185,497.90	4.95000%	14,185,497.90 4.95000%		8	07/31/20	07/31/20	08/05/20
Totals		29,800,950.11		29,800,950.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312234	07/16/21	38,478,333.82	57,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
15	30312238	01/18/23	29,111,650.13	18,410,000.00	25,674,092.31	9,540,878.76	25,674,092.31	16,133,213.55	12,978,436.58	0.00	60,546.02	12,917,890.56	40.36%
23	30312246	09/17/21	13,910,251.71	23,700,000.00	17,353,259.66	3,446,154.93	17,353,259.66	13,907,104.73	3,146.98	0.00	0.00	3,146.98	0.02%
25	30312248	08/17/22	10,873,183.75	10,500,000.00	10,077,415.14	1,905,601.83	10,077,415.14	8,171,813.31	2,701,370.44	0.00	158,362.32	2,543,008.12	21.36%
32	30312255	08/17/20	6,098,230.69	8,350,000.00	7,325,966.60	1,278,037.69	7,271,683.83	5,993,646.14	104,584.55	0.00	104,584.54	0.01	0.00%
43	30312266	12/17/21	2,518,688.79	2,000,000.00	2,728,306.14	237,781.98	2,728,306.14	2,490,524.16	28,164.63	0.00	0.00	28,164.63	1.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			100,990,338.89	120,260,000.00	63,159,039.85	16,408,455.19	63,104,757.08	46,696,301.89	15,815,703.18	0.00	323,492.88	15,492,210.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312234	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	30312238	02/16/24	0.00	0.00	12,917,890.56	0.00	0.00	(943.68)	0.00	0.00	12,918,220.56
		10/17/23	0.00	0.00	12,918,834.24	0.00	0.00	(65,074.58)	0.00	0.00
		06/16/23	0.00	0.00	12,983,908.82	0.00	0.00	4,153.74	0.00	0.00
		04/17/23	0.00	0.00	12,979,755.08	0.00	0.00	1,533.39	0.00	0.00
		03/17/23	0.00	0.00	12,978,221.69	0.00	0.00	115.11	0.00	0.00
		01/18/23	0.00	0.00	12,978,436.58	0.00	0.00	12,978,436.58	0.00	0.00
23	30312246	09/16/22	0.00	0.00	3,146.98	0.00	0.00	(165.00)	0.00	0.00	3,146.98
		10/18/21	0.00	0.00	3,311.98	0.00	0.00	165.00	0.00	0.00
		09/17/21	0.00	0.00	3,146.98	0.00	0.00	3,146.98	0.00	0.00
25	30312248	11/17/23	0.00	0.00	2,543,008.12	0.00	0.00	6,071.69	0.00	0.00	2,543,008.12
		08/17/23	0.00	0.00	2,536,936.43	0.00	0.00	475.00	0.00	0.00
		07/17/23	0.00	0.00	2,536,461.43	0.00	0.00	93.00	0.00	0.00
		06/16/23	0.00	0.00	2,536,368.43	0.00	0.00	(15,172.58)	0.00	0.00
		03/17/23	0.00	0.00	2,551,541.01	0.00	0.00	1,304.09	0.00	0.00
		01/18/23	0.00	0.00	2,550,236.92	0.00	0.00	1,542.14	0.00	0.00
		12/16/22	0.00	0.00	2,548,694.78	0.00	0.00	1,015.06	0.00	0.00
		11/18/22	0.00	0.00	2,547,679.72	0.00	0.00	14,988.00	0.00	0.00
		10/17/22	0.00	0.00	2,532,691.72	0.00	0.00	(168,712.99)	0.00	0.00
		09/16/22	0.00	0.00	2,701,404.71	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	2,701,370.44	0.00	0.00	2,701,370.44	0.00	0.00
32	30312255	09/16/22	0.00	0.00	0.01	0.00	0.00	(106,106.07)	0.00	0.00	0.01
		03/17/21	0.00	0.00	105,116.08	0.00	0.00	417.50	0.00	0.00
		10/19/20	0.00	0.00	104,698.58	0.00	0.00	1,104.03	0.00	0.00
		08/17/20	0.00	0.00	104,584.55	0.00	0.00	104,584.55	0.00	0.00
43	30312266	12/17/21	0.00	0.00	28,164.63	0.00	0.00	28,164.63	0.00	0.00	28,164.63
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,492,210.30	0.00	0.00	15,492,540.30	0.00	0.00	15,492,540.30

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	12,305.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	8,180.56	0.00	0.00	42,875.15	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	11,837.29	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,985.67	0.00	0.00	54,712.44	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		78,698.11

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-JP5 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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